UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8799

                          Oppenheimer Capital Preservation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--101.2%
--------------------------------------------------------------------------------
FIXED INCOME FUNDS--96.0%
Oppenheimer Bond Fund, Cl. Y                           3,566,568   $ 36,664,323
--------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y 1     24,259,859    247,693,156
--------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y              14,953,147     62,354,622
                                                                   -------------
                                                                    346,712,101

--------------------------------------------------------------------------------
MONEY MARKET FUND--5.2%
Oppenheimer Money Market Fund, Inc.                   18,654,328     18,654,328

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $359,427,181)            101.2%   365,366,429
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                       (1.2)    (4,400,666)
                                                      --------------------------
NET ASSETS                                                 100.0%  $360,965,763
                                                      ==========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Represents ownership of at least 5% of the issuer.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--affiliated companies (cost $359,427,181)--see
accompanying statement of investments                                  $365,366,429
------------------------------------------------------------------------------------
Cash used for collateral on futures                                          55,000
------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                      702,199
Shares of beneficial interest sold                                          610,169
Other                                                                         8,343
                                                                       -------------
Total assets                                                            366,742,140

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Bank overdraft                                                               55,200
------------------------------------------------------------------------------------
Payables and other liabilities:
Wrapper agreement                                                         4,400,298
Shares of beneficial interest redeemed                                    1,093,190
Distribution and service plan fees                                           73,645
Transfer and shareholder servicing agent fees                                66,316
Shareholder communications                                                   32,470
Trustees' compensation                                                       17,578
Futures margins                                                              12,594
Dividends                                                                       186
Other                                                                        24,900
                                                                       -------------
Total liabilities                                                         5,776,377

------------------------------------------------------------------------------------
NET ASSETS                                                             $360,965,763
                                                                       =============

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Paid-in capital                                                        $359,343,843
------------------------------------------------------------------------------------
Accumulated net investment income                                           750,361
------------------------------------------------------------------------------------
Accumulated net realized loss on investments                               (977,960)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments and wrapper agreement          1,849,519
                                                                       -------------
NET ASSETS                                                             $360,965,763
                                                                       =============


                    10 | OPPENHEIMER CAPITAL PRESERVATION FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$95,064,437 and 9,506,846 shares of beneficial interest outstanding)               $10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                        $10.36
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$11,050,455 and 1,105,192 shares of beneficial interest outstanding)               $10.00
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$27,971,507 and 2,797,195 shares of beneficial interest outstanding)               $10.00
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$226,550,979 and 22,654,513 shares of beneficial interest outstanding)             $10.00
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $328,385 and 32,829 shares of beneficial interest outstanding)       $10.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    11 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends from affiliated companies                                       $5,825,910
-------------------------------------------------------------------------------------
Interest                                                                     174,319
                                                                          -----------
Total investment income                                                    6,000,229

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                            1,303,364
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                      118,925
Class B                                                                       51,886
Class C                                                                      132,029
Class N                                                                      275,952
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      189,821
Class B                                                                       35,305
Class C                                                                       81,267
Class N                                                                      301,824
Class Y                                                                           24
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        5,609
Class B                                                                        3,090
Class C                                                                        5,300
Class N                                                                        2,741
-------------------------------------------------------------------------------------
Wrapper fees                                                                 290,165
-------------------------------------------------------------------------------------
Trustees' compensation                                                         9,053
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                    4,844
-------------------------------------------------------------------------------------
Other                                                                         58,758
                                                                          -----------
Total expenses                                                             2,869,957
Less reduction to custodian expenses                                            (188)
Less reimbursement of management fees                                       (801,855)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                      (31,814)
Class B                                                                      (17,539)
Class C                                                                      (37,541)
                                                                          -----------
Net expenses                                                               1,981,020

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      4,019,209


                    12 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on:
Investments from affiliated companies                                $ (182,122)
Closing of futures contracts                                           (105,200)
                                                                     -----------
Net realized loss                                                      (287,322)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments from affiliated companies                                   185,361
Futures contracts                                                       156,828
Wrapper agreement                                                      (768,242)
                                                                     -----------
Net change in unrealized appreciation                                  (426,053)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $3,305,834
                                                                     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    13 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS            YEAR
                                                                      ENDED           ENDED
                                                             APRIL 30, 2004     OCTOBER 31,
                                                                (UNAUDITED)            2003
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                          $  4,019,209    $  6,214,999
--------------------------------------------------------------------------------------------
Net realized gain (loss)                                           (287,322)        148,845
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (426,053)       (104,304)
                                                               -----------------------------
Net increase in net assets resulting from operations              3,305,834       6,259,540

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (896,529)     (1,969,962)
Class B                                                             (57,317)       (104,775)
Class C                                                            (145,692)       (249,835)
Class N                                                          (2,151,829)     (3,927,405)
Class Y                                                              (7,265)         (7,561)
--------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                             (12,791)             --
Class B                                                              (1,362)             --
Class C                                                              (3,513)             --
Class N                                                             (29,437)             --
Class Y                                                                 (99)             --

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             337,244      16,147,988
Class B                                                           1,065,291       4,781,818
Class C                                                           3,566,768      11,965,018
Class N                                                           6,958,985     100,792,528
Class Y                                                            (396,440)        722,428

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                                   11,531,848     134,409,782
--------------------------------------------------------------------------------------------
Beginning of period                                             349,433,915     215,024,133
                                                               -----------------------------
End of period (including accumulated net investment income
(loss) of $750,361 and $(10,216), respectively)                $360,965,763    $349,433,915
                                                               =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                              YEAR
                                                           ENDED                                             ENDED
                                                  APRIL 30, 2004                                          OCT. 31,
CLASS A                                              (UNAUDITED)      2003      2002      2001      2000     1999 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00    $10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .11       .22       .42       .56       .57       .05
Net realized and unrealized gain (loss)                     (.02)       --       .09       .02       .03        --
                                                         ----------------------------------------------------------
Total from investment operations                             .09       .22       .51       .58       .60       .05
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.09)     (.22)     (.41)     (.55)     (.60)     (.05)
Distributions from net realized gain                          -- 2      --        --        --        --        --
Tax return of capital distribution                            --        --      (.10)     (.03)       --        --
                                                         ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.09)     (.22)     (.51)     (.58)     (.60)     (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 10.00   $ 10.00   $ 10.00   $ 10.00   $ 10.00    $10.00
                                                         ==========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.95%     2.22%     5.25%     6.00%     6.18%     0.55%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $95,064   $94,727   $78,552   $50,179   $10,431    $  100
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $95,808   $92,035   $62,359   $33,976   $ 7,171    $  100
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.31%     2.11%     3.90%     5.39%     5.55%     5.75%
Total expenses                                              1.60%     1.70%     1.71%     1.58%     1.96%     1.55%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                       1.08%     1.09%     1.18%     1.14%     1.51%     1.12%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       10%       20%       47%       36%       89%        0%

1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                           YEAR
                                                           ENDED                                          ENDED
                                                  APRIL 30, 2004                                       OCT. 31,
CLASS B                                              (UNAUDITED)     2003     2002     2001     2000      1999 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.00   $10.00   $10.00   $10.00   $10.00     $10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .07      .14      .37      .50      .51        .05
Net realized and unrealized gain (loss)                     (.02)      --      .08      .02      .02         --
                                                         -------------------------------------------------------
Total from investment operations                             .05      .14      .45      .52      .53        .05
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)    (.14)    (.35)    (.49)    (.53)      (.05)
Distributions from net realized gain                          -- 2     --       --       --       --         --
Tax return of capital distribution                            --       --     (.10)    (.03)      --         --
                                                         -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.05)    (.14)    (.45)    (.52)    (.53)      (.05)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 10.00   $10.00   $10.00   $10.00   $10.00     $10.00
                                                         =======================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.56%    1.45%    4.59%    5.31%    5.43%      0.48%
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $11,050   $9,987   $5,205   $1,777   $  331     $    1
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $10,430   $8,055   $3,337   $  676   $   82     $    1
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.50%    1.31%    3.15%    4.61%    4.55%      5.10%
Total expenses                                              2.68%    2.77%    2.37%    2.34%    2.71%      2.25%
Expenses after expense reimbursement
or fee waiver and reduction
to custodian expenses                                       1.89%    1.87%    1.84%    1.90%    2.26%      1.81%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       10%      20%      47%      36%      89%         0%

1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   16 | OPPENHEIMER CAPITAL PRESERVATION FUND

                                                      SIX MONTHS                                              YEAR
                                                           ENDED                                             ENDED
                                                  APRIL 30, 2004                                          OCT. 31,
CLASS C                                              (UNAUDITED)       2003      2002     2001     2000      1999 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.00    $ 10.00   $ 10.00   $10.00   $10.00     $10.00
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .07        .14       .38      .51      .50        .05
Net realized and unrealized gain (loss)                     (.02)        --       .07      .01      .03         --
                                                         ----------------------------------------------------------
Total from investment operations                             .05        .14       .45      .52      .53        .05
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)      (.14)     (.35)    (.49)    (.53)      (.05)
Distributions from net realized gain                          -- 2       --        --       --       --         --
Tax return of capital distribution                            --         --      (.10)    (.03)      --         --
                                                         ----------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                (.05)      (.14)     (.45)    (.52)    (.53)      (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 10.00    $ 10.00   $ 10.00   $10.00   $10.00     $10.00
                                                         ==========================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          0.56%      1.43%     4.58%    5.31%    5.43%      0.48%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $27,972    $24,405   $12,437   $1,845   $   48     $    1
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $26,547    $19,334   $ 6,790   $  652   $   25     $    1
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       1.53%      1.31%     3.07%    4.54%    4.65%      5.10%
Total expenses                                              2.60%      2.67%     2.35%    2.36%    2.71%      2.25%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses                  1.87%      1.87%     1.82%    1.92%    2.26%      1.81%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       10%        20%       47%      36%      89%         0%

1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   17 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                           SIX MONTHS                             YEAR
                                                                ENDED                            ENDED
                                                       APRIL 30, 2004                         OCT. 31,
CLASS N                                                   (UNAUDITED)       2003       2002      2001 1
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  10.00   $  10.00   $  10.00     $10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .12        .23        .45        .38
Net realized and unrealized gain (loss)                          (.02)        --        .07         -- 2
                                                             -------------------------------------------
Total from investment operations                                  .10        .23        .52        .38
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.10)      (.23)      (.42)      (.36)
Distributions from net realized gain                               -- 2       --         --         --
Tax return of capital distribution                                 --         --       (.10)      (.02)
                                                             -------------------------------------------
Total dividends and/or distributions to shareholders             (.10)      (.23)      (.52)      (.38)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  10.00   $  10.00   $  10.00     $10.00
                                                             ===========================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                               0.98%      2.37%      5.29%      3.88%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                     $226,551   $219,590   $118,829     $7,311
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                            $222,032   $180,665   $ 63,485     $3,002
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            2.37%      2.16%      3.86%      5.18%
Total expenses                                                   1.46%      1.45%      1.52%      1.64%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                              1.01%      1.01%      0.99%      1.20%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            10%        20%        47%        36%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER CAPITAL PRESERVATION FUND

                                                      SIX MONTHS                                            YEAR
                                                           ENDED                                           ENDED
                                                  APRIL 30, 2004                                        OCT. 31,
CLASS Y                                              (UNAUDITED)      2003     2002     2001     2000      1999 1
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.00    $10.00   $10.00   $10.00   $10.00     $10.00
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .19       .39      .41      .58      .59        .06
Net realized and unrealized gain (loss)                     (.07)     (.08)     .11      .03      .03         --
                                                         --------------------------------------------------------
Total from investment operations                             .12       .31      .52      .61      .62        .06
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.12)     (.31)    (.42)    (.58)    (.62)      (.06)
Distributions from net realized gain                          -- 2      --       --       --       --         --
Tax return of capital distribution                            --        --     (.10)    (.03)      --         --
                                                         --------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                (.12)     (.31)    (.52)    (.61)    (.62)      (.06)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 10.00    $10.00   $10.00   $10.00   $10.00     $10.00
                                                         ========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          1.24%     3.15%    5.35%    6.25%    6.43%      0.57%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $   328    $  725   $    2   $    2   $    1     $    1
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $   586    $  368   $    2   $    2   $    1     $    1
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.95%     2.53%    4.13%    5.73%    5.88%      6.19%
Total expenses                                              0.95%     0.96%   67.64%   43.02%    1.71%      1.15%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses                  0.50%     0.52%    1.09%    0.82%    1.26%      0.72%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       10%       20%      47%      36%      89%         0%

1. For the period from September 27, 1999 (commencement of operations) to October 31, 1999.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge
(CDSC) if redeemed within 5 years or 12 months or 18 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) on less than 12 months prior notice. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WRAPPER AGREEMENT. The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for such securities plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a significant event, such as a material change in interest rates, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value and the market value of the Fund's


                   20 | OPPENHEIMER CAPITAL PRESERVATION FUND portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of April 30, 2004, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the six months ended April 30, 2004, to Bank of America, NA, for this agreement were $284,597.

     The staff of the Securities and Exchange Commission (SEC) has inquired of registered "stable value" mutual funds, including this Fund, as to the valuation methodology used by such funds to value their wrapper agreements. At the present time, the Fund has not received any indication whether or when the SEC will take any action as a result of their review of this matter. If the SEC determines that the valuation method currently used by "stable value" mutual funds is no longer acceptable, the Fund may be required to use a different accounting methodology under which the fair value of the Fund's wrapper agreements could fluctuate daily, and if that were to occur, the Fund would probably not be able to maintain a stable net asset value per share. As a result, the Fund's net asset value could be greater or less than $10 per share on a daily basis.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of the New York Stock Exchange, on each day the Exchange is open for trading.

     The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair


                   21 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     As of April 30, 2004, the Fund had no estimated unused capital loss carryforward available for federal income tax purposes.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $3,677 and payments of $1,186 were made to retired trustees, resulting in an accumulated liability of $12,707 as of April 30, 2004.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                   22 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-dividend date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


                   23 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED APRIL 30, 2004    YEAR ENDED OCTOBER 31, 2003
                                     SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                              2,367,429   $ 23,674,293       5,635,142   $ 56,351,417
Dividends and/or
distributions reinvested             89,586        895,868         197,233      1,972,335
Redeemed                         (2,423,291)   (24,232,917)     (4,217,576)   (42,175,764)
                                 ---------------------------------------------------------
Net increase                         33,724   $    337,244       1,614,799   $ 16,147,988
                                 =========================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                                325,057   $  3,250,570         788,002   $  7,880,026
Dividends and/or
distributions reinvested              5,820         58,204          10,502        105,024
Redeemed                           (224,348)    (2,243,483)       (320,322)    (3,203,232)
                                 ---------------------------------------------------------
Net increase                        106,529   $  1,065,291         478,182   $  4,781,818
                                 =========================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                              1,004,876   $ 10,048,755       2,013,047   $ 20,130,482
Dividends and/or
distributions reinvested             14,800        148,007          24,997        249,971
Redeemed                           (662,999)    (6,629,994)       (841,543)    (8,415,435)
                                 ---------------------------------------------------------
Net increase                        356,677   $  3,566,768       1,196,501   $ 11,965,018
                                 =========================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                              6,039,498   $ 60,394,978      18,082,527   $180,825,268
Dividends and/or
distributions reinvested            215,458      2,154,583         394,329      3,943,292
Redeemed                         (5,559,057)   (55,590,576)     (8,397,603)   (83,976,032)
                                 ---------------------------------------------------------
Net increase                        695,899   $  6,958,985      10,079,253   $100,792,528
                                 =========================================================

------------------------------------------------------------------------------------------
CLASS Y
Sold                                    944   $      9,440          71,476   $    714,766
Dividends and/or
distributions reinvested                724          7,243             766          7,662
Redeemed                            (41,312)      (413,123)             --             --
                                 ---------------------------------------------------------
Net increase (decrease)             (39,644)  $   (396,440)         72,242   $    722,428
                                 =========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $46,356,274 and $34,324,256, respectively.


                   24 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $541,778 to OFS for services to the Fund.

     Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of


                   25 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $305,164, $404,805 and $899,579, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
April 30, 2004           $126          $6,136         $28,937         $11,295         $94,648

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


                   26 | OPPENHEIMER CAPITAL PRESERVATION FUND

     Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2004, the Fund had outstanding futures contracts as follows:

                                                                           UNREALIZED
                            EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION             DATES   CONTRACTS    APRIL 30, 2004   (DEPRECIATION)
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 2 yr.      6/30/04           6        $1,275,281        $ (9,772)
                                                                            ---------
CONTRACTS TO SELL
U.S. Treasury Nts., 5 yr.      6/21/04          23         2,528,563          54,359
U.S. Treasury Nts., 10 yr.     6/21/04          27         2,983,500          68,664
                                                                            ---------
                                                                             123,023
                                                                            ---------
                                                                            $113,251
                                                                            =========

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.

--------------------------------------------------------------------------------
7. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under


                   27 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. BORROWING AND LENDING ARRANGEMENTS Continued

the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

     The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at WWW.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                   28 | OPPENHEIMER CAPITAL PRESERVATION FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)